COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF LEASE COMMITMENTS

The five-year maturity of the Company’s operating lease liabilities is as follow:

Twelve Months Ending June 30,	Operating lease liabilities

2024	$111,362
2025	102,501
2026	93,959
Thereafter	-
Total lease payments	307,822
Less: interest	(22,834)
Present value of lease liabilities	$284,988

The five-year maturity of the Company’s operating lease liabilities is as follow:

Twelve Months Ending December 31,	Operating lease liabilities

2023	$84,146
Thereafter	-
Total lease payments	84,146
Less: interest	(1,439)
Present value of lease liabilities	$82,707